Regulatory Matters (Compliance with Minimum Capital Requirements (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Consolidated Entities [Member]
Tangible Capital [Abstract]
Common Equity Tier 1 Capital	$ 75,273	$ 72,202
Common Equity Tier 1 Capital (to Risk-Weighted Assets)	16.20%	16.30%
Common Equity Tier 1 Capital, minimum capital requirement	$ 20,912	$ 19,951
Common Equity Tier 1 Capital, minimum capital requirement (to Risk-Weighted Assets)	4.50%	4.50%
Total Capital (to Risk- Weighted Assets)
Total capital	$ 78,618	$ 75,517
Total capital (to Risk-Weighted Assets)	16.90%	17.00%
Total capital - minimum capital requirement	$ 37,177	$ 35,469
Total capital - minimum required to be well capitalized under prompt corrective action provisions	8.00%	8.00%
Tier I Capital (to Risk- Weighted Assets)
Tier I capital	$ 75,273	$ 72,202
Tear 1 capital (to risk-weighted assets)	16.20%	16.30%
Tier 1 capital - minimum capital requirement	$ 27,882	$ 26,602
Tier 1 capital - minimum required to be well capitalized under prompt corrective action provisions	6.00%	6.00%
Tier I Capital (to Average Assets)
Tier I Capital	$ 75,273	$ 72,202
Tier I Capital (to Average Assets)	12.50%	11.70%
Tier I Capital - minimum capital requirement	$ 24,147	$ 24,704
Tier I Capital - minimum required to be well capitalized under prompt corrective action provisions	4.00%	4.00%
Bank [Member]
Tangible Capital [Abstract]
Common Equity Tier 1 Capital	$ 73,559	$ 70,428
Common Equity Tier 1 Capital (to Risk-Weighted Assets)	15.90%	15.90%
Common Equity Tier 1 Capital, minimum capital requirement	$ 20,878	$ 19,905
Common Equity Tier 1 Capital, minimum capital requirement (to Risk-Weighted Assets)	4.50%	4.50%
Common Equity Tier 1 Capital, minimum required to be well capitalized under prompt corrective action provisions	$ 30,157	$ 28,751
Common Equity Tier 1 Capital, minimum required to be well capitalized under prompt corrective action provisions (to Risk-Weighted Assets)	6.50%	6.50%
Total Capital (to Risk- Weighted Assets)
Total capital	$ 76,959	$ 74,307
Total capital (to Risk-Weighted Assets)	16.60%	16.80%
Total capital - minimum capital requirement	$ 37,116	$ 35,386
Total capital - minimum required to be well capitalized under prompt corrective action provisions	8.00%	8.00%
Total capital (to Risk-Weighted Assets) - minimum required to be well capitalized under prompt corrective action provisions	$ 46,395	$ 44,233
Total capital (to Risk-Weighted Assets) - minimum required to be well capitalized under prompt corrective action provisions Ratio	10.00%	10.00%
Tier I Capital (to Risk- Weighted Assets)
Tier I capital	$ 73,559	$ 70,428
Tear 1 capital (to risk-weighted assets)	15.90%	15.90%
Tier 1 capital - minimum capital requirement	$ 27,837	$ 26,540
Tier 1 capital - minimum required to be well capitalized under prompt corrective action provisions	6.00%	6.00%
Tier 1 capital (to risk-weighted assets) minimum required to be well capitalized under prompt corrective action provisions	$ 37,116	$ 35,386
Total capital (to Risk-Weighted Assets) - minimum required to be well capitalized under prompt corrective action provisions Ratio	8.00%	8.00%
Tier I Capital (to Average Assets)
Tier I Capital	$ 73,559	$ 70,428
Tier I Capital (to Average Assets)	12.00%	11.80%
Tier I Capital - minimum capital requirement	$ 24,461	$ 23,978
Tier I Capital - minimum required to be well capitalized under prompt corrective action provisions	4.00%	4.00%
Tier I Capital (to Average Assets) - minimum required to be well capitalized under prompt corrective action provisions	$ 30,576	$ 29,972
Total capital (to Risk-Weighted Assets) - minimum required to be well capitalized under prompt corrective action provisions Ratio	5.00%	5.00%